Inventory, net	6 Months Ended
Jun. 30, 2024
Inventory, net
Inventory, net

Note 5 – Inventory, net

Inventory consisted of the following:

	June 30,	December 31,
	2024	2023
Raw materials	$491,021	$539,916
Finished products	-	31,871
Work in process	442,981	663,789
Total Inventory	$934,002	$1,235,576

For the six months ended June 30, 2024 and 2023, the Group recorded inventory markdown in the amounts of $nil and $53,275, respectively.